As filed with the Securities and Exchange Commission on January 14, 2004.
Registration No. 333-______ and 811-4603

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]  Pre-Effective Amendment No.__   [ ]  Post-Effective Amendment No.____

(Check appropriate box or boxes)

LB SERIES FUND, INC.
(Exact name of Registrant as Specified in Charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of Principal Executive Offices)

612-340-8492
(Registrant's Telephone Number)

Marlene J. Nogle
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as possible following the effective date of this Registration Statement.

Title of Securities Being Registered:
Shares of Beneficial Interest

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Opportunity Growth Portfolio
Series of LB Series Fund, Inc.
625 Fourth Avenue South
Minneapolis, Minnesota 55415

Dear Shareholder:

The Board of Directors of LB Series Fund, Inc. is pleased to submit for your vote a proposal affecting shareholders of the Opportunity Growth Portfolio. We propose the Opportunity Growth Portfolio be reorganized into the Mid Cap Growth Portfolio, an existing portfolio in LB Series Fund, Inc. Shares of the Opportunity Growth Portfolio would be converted into shares of the Mid Cap Growth Portfolio having an equal dollar value.

As you know, Lutheran Brotherhood and Aid Association for Lutherans merged on January 1, 2002. Since that time, the merged organization has consolidated most of its overlapping operations and changed its name to Thrivent Financial for Lutherans. More recently, the Board of Directors and Thrivent Financial have been working together to develop steps that are expected to benefit shareholders. As one step, the Board is asking for your approval to consolidate the Opportunity Growth Portfolio into the Mid Cap Growth Portfolio. The Board believes that the proposed reorganization is in the best interests of the Opportunity Growth Portfolio and its shareholders and unanimously recommends that you vote for approval.

The Board considered various factors in reviewing the proposed reorganization on behalf of the shareholders of the Opportunity Growth Portfolio, including the following:

  The long-term historical performance of the Mid Cap Growth Portfolio has been better than that of the Opportunity Growth Portfolio. The Mid Cap Growth Portfolio is larger than the Opportunity Growth Portfolio and the expense ratio of the Mid Cap Growth Portfolio is lower than the expense ratio of the Opportunity Growth Portfolio.

  The Opportunity Growth Portfolio and Mid Cap Growth Portfolio both have investment objectives that seek long-term growth of capital. Although the Opportunity Growth Portfolio normally invests in smaller capitalization companies and the Mid Cap Growth Portfolio normally invests in companies with medium market capitalization, the Opportunity Growth Portfolio is managed in a substantially similar growth style and by the same investment adviser as the Mid Cap Growth Portfolio. In addition, there is an overlap in the securities held by the two Portfolios and in the companies that make up the benchmarks that are used for performance comparisons. Thus, the reorganization will enable Opportunity Growth Portfolio shareholders to continue their current investment programs with minimal disruption.

  The reorganization will result in the Mid Cap Growth Portfolio having a larger asset base. This is expected to provide the Mid Cap Growth Portfolio with potential benefits from greater portfolio diversification and the opportunity to conduct other investment transactions on potentially more advantageous terms than two separate, smaller portfolios. There are also opportunities to spread relatively fixed costs over a larger asset base.

  Thrivent Financial - not the Portfolios - will pay the costs of the reorganization.

Your vote is important! Please read the enclosed materials for detailed information about the proposal and vote your shares today. Thank you for your time in considering this important proposal. We believe the reorganization will result in a stronger portfolio. Thank you for investing with us and for your continued support.

Sincerely,
Pamela J. Moret
President

Questions & Answers
For Shareholders of the Opportunity Growth Portfolio

The Board of Directors of the LB Series Fund, Inc. has provided the following questions and answers about the proposal to reorganize the Opportunity Growth Portfolio into the Mid Cap Growth Portfolio. The Board unanimously supports this proposal, and we encourage you to read the full text of the combined proxy statement and prospectus that follows this Q & A.

Q: What change is proposed?

A: The Board proposes to merge the Opportunity Growth Portfolio into the Mid Cap Growth Portfolio. In this reorganization, the shares of the Opportunity Growth Portfolio that fund your benefits under variable contracts or retirement plans automatically would be exchanged for an equal dollar value of shares of the Mid Cap Growth Portfolio. This consolidation would affect only the investments underlying variable contracts or retirement plan interests, and would not otherwise affect variable contracts or retirement plan interests.

Q: Why does the Board support this reorganization?

A: The Board unanimously recommends that you vote in favor of the reorganization. It has determined that the reorganization of the Opportunity Growth Portfolio into the Mid Cap Growth Portfolio is in the best interests of each Portfolio and will not dilute the interests of the shareholders of the Portfolios. In reaching this conclusion, the Board considered several factors:

  The long-term historical performance of the Mid Cap Growth Portfolio has been better than that of the Opportunity Growth Portfolio. The Mid Cap Growth Portfolio is larger than the Opportunity Growth Portfolio and the expense ratio of the Mid Cap Growth Portfolio is lower than the expense ratio of the Opportunity Growth Portfolio.

  The Opportunity Growth Portfolio and Mid Cap Growth Portfolio both have investment objectives that seek long-term growth of capital. Although the Opportunity Growth Portfolio normally invests in smaller capitalization companies and the Mid Cap Growth Portfolio normally invests in companies with medium market capitalization, the Opportunity Growth Portfolio is managed in a substantially similar growth style and by the same investment adviser as the Mid Cap Growth Portfolio. In addition, there is an overlap in the securities held by the two Portfolios and in the companies that make up the benchmarks that are used for performance comparisons. Thus, the reorganization will enable Opportunity Growth Portfolio shareholders to continue their current investment programs with minimal disruption.

  The reorganization will result in the Mid Cap Growth Portfolio having a larger asset base. This is expected to provide the Mid Cap Growth Portfolio with potential benefits from greater portfolio diversification and the opportunity to conduct other investment transactions on potentially more advantageous terms than two separate, smaller portfolios. The reorganization also offers opportunities to spread relatively fixed costs over a larger asset base.

  Thrivent Financial - not the Portfolios - will pay the costs of the reorganization.

Q: When will the reorganization become effective?

A: A Special Meeting of Shareholders of the Opportunity Growth Portfolio to consider the reorganization is scheduled for April 7, 2004. Subject to shareholder approval, the reorganization is expected to be effective on or about April 30, 2004.

Q: Can I make additional investments in the investment options that correspond to the Opportunity Growth Portfolio before the reorganization?

A: Yes. You can continue to make investments in the Opportunity Growth Portfolio until the effective date of the reorganization.

Q: Is there anything I need to do to exchange my shares?

A: No. Subject to shareholder approval, the shares of the Opportunity Growth Portfolio that fund benefits under your variable contract or retirement plan automatically will be exchanged for an equal dollar value of shares of the Mid Cap Growth Portfolio. Your variable contract or retirement plan participation will not otherwise be affected by the reorganization.

Q: Will I incur taxes as a result of this reorganization?

A: The reorganization is expected to be tax-free for federal income tax purposes. The Portfolios will seek an opinion of counsel to this effect. Generally, neither shareholders, contract owners nor retirement plan participants will incur capital gains or losses on the exchange of Opportunity Growth Portfolio shares for Mid Cap Growth Portfolio shares as a result of this reorganization. The cost basis on each investment will also remain the same. If you choose to redeem your shares or make a total or partial surrender of your contract, you may be subject to taxes and other charges under your contract.

Q: Who is paying the cost of the Special Shareholder Meeting and proxy solicitation?

A: Thrivent Financial will pay all of the shareholder meeting and proxy solicitation expenses. It will not be paid for out of fund or portfolio assets.

Q: When should I vote?

A: Please vote as soon as possible by mail, telephone or the Internet. This will help avoid additional follow-up costs.

Q. How can I vote?

A. You may vote by:

  Internet - https://vote.proxy-direct.com. Follow the directions on the enclosed voting instruction form.
  Telephone - Follow the directions on the enclosed voting instruction form. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the voting instruction form.
  By mail - Date and sign the enclosed voting instruction form and return it in the enclosed postage-paid envelope.

Q. Why should I vote?

A. Every vote is important and the Board encourages you to return your vote as soon as possible. Voting your proxy ballot now will assure that the necessary number of votes are obtained, without the time and expense required for additional proxy solicitation.

Q. Who should I call if I have questions about the proposals in the proxy statement?

A. Call 1-866-270-1532 with questions.

Q: How can I get more information about the Portfolios?

A: A copy of the prospectus for the Mid Cap Growth Portfolio accompanies this proxy statement and prospectus as Appendix B.

The Mid Cap Growth Portfolio's Management's Discussion of Fund Performance and the Financial Highlights from the most recent Annual Report to Shareholders of LB Series Fund, Inc. is attached as Appendix C.

To obtain a copy of the prospectus or the Statement of Additional Information for the Opportunity Growth Portfolio, please write to LB Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call 1-800-847-4836.

To obtain a copy of the Statement of Additional Information for the Mid Cap Growth Portfolio or for this proxy statement and prospectus, please write to LB Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call 1-800-847-4836.

Opportunity Growth Portfolio

Series of

LB Series Fund, Inc.
625 Fourth Avenue South
Minneapolis, Minnesota 55415

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
To be held on April 7, 2004

A Special Meeting of Shareholders (the "Special Meeting") of the Opportunity Growth Portfolio, which is a series of LB Series Fund, Inc., will be held at the Thrivent Financial for Lutherans building, 625 Fourth Avenue South, Minneapolis, Minnesota on April 7, 2004, at 8:00 a.m. Central Time for the following purposes:

  To approve a proposed Plan of Reorganization that provides that (a) all of the assets of the Opportunity Growth Portfolio will be transferred to the Mid Cap Growth Portfolio in exchange for the Mid Cap Growth Portfolio's shares of equal dollar value; (b) the stated accrued and unpaid liabilities of the Opportunity Growth Portfolio will be assumed by the Mid Cap Growth Portfolio; (c) the Opportunity Growth Portfolio will distribute pro rata to its shareholders, in complete liquidation, the shares of the Mid Cap Growth Portfolio received in exchange for its net assets; and (d) the Opportunity Growth Portfolio will cease to exist.

  To consider and act upon any matter incidental to the foregoing and to transact such other business as may properly come before the Special Meeting and all adjournments.

The Board of Directors of the Opportunity Growth Portfolio has fixed the close of business on February 13, 2004 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting and all adjournments.

By Order of the Board of Directors,
John C. Bjork, Secretary

Minneapolis, Minnesota March 3, 2004

YOUR VOTE IS IMPORTANT

You can help Thrivent Financial for Lutherans, the adviser to the Opportunity Growth Portfolio and the Mid Cap Growth Portfolio, avoid the necessity and expense of sending follow-up letters by promptly returning the enclosed voting instruction form. If you are unable to be present in person at the Shareholder meeting, please mark, date, sign and return the enclosed voting instruction form. The enclosed envelope requires no postage if mailed in the United States. You also may vote by telephone (1-866-241-6194) or the Internet (https://vote.proxy-direct.com) by entering the control number on the enclosed voting instruction form.

PROXY STATEMENT AND PROSPECTUS

March 3, 2004

Opportunity Growth Portfolio
and
Mid Cap Growth Portfolio

Series of

LB Series Fund, Inc.
625 Fourth Avenue South
Minneapolis, Minnesota 55415
1-800-847-4836

This proxy statement and prospectus is furnished in connection with the solicitation of proxies by and on behalf of the Board of Directors of LB Series Fund, Inc. (the " Fund") to be used at a Special Meeting of Shareholders and any adjournments (collectively, the "Special Meeting") of the Opportunity Growth Portfolio of the Fund (the "Opportunity Growth Portfolio") to be held at the Thrivent Financial for Lutherans building, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, on April 7, 2004, at 8:00 a.m. Central Time. This proxy statement and prospectus and the accompanying Notice of Special Meeting of Shareholders and voting instruction form are first being mailed on or about March 3, 2004.

Proposal

At the Special Meeting, shareholders will be asked to approve a proposed Plan of Reorganization (the "Plan of Reorganization") between the Opportunity Growth Portfolio and the Mid Cap Growth Portfolio (the "Mid Cap Growth Portfolio" and together with the Opportunity Growth Portfolio, the "Portfolios") of the Fund. In this reorganization, shares of the Opportunity Growth Portfolio will be exchanged for shares of the Mid Cap Portfolio.

Each Portfolio is a separate series of the Fund, which is an open-end investment company commonly called a mutual fund. Both Portfolios issue and sell their shares to:

  separate accounts of Thrivent Financial for Lutherans ("Thrivent Financial") and Thrivent Life Insurance Company ("Thrivent Life"), which are used to fund benefits of variable life insurance and variable annuity contracts (the "variable contracts") issued by Thrivent Financial and Thrivent Life, and retirement plans sponsored by Thrivent Financial (collectively, the "retirement plans").

The Plan of Reorganization provides that:

  All of the assets of the Opportunity Growth Portfolio will be transferred to the Mid Cap Growth Portfolio in exchange for shares of the Mid Cap Growth Portfolio having a value equal to the value of the assets so transferred, less liabilities assumed by the Mid Cap Growth Portfolio;

  The stated accrued and unpaid liabilities of the Opportunity Growth Portfolio will be assumed by the Mid Cap Growth Portfolio; and

  Shares of the Mid Cap Growth Portfolio will be distributed pro rata to the shareholders of the Opportunity Growth Portfolio in complete liquidation of the Opportunity Growth Portfolio.

If the Plan of Reorganization is approved, the shares of the Opportunity Growth Portfolio that fund benefits under your variable contract or retirement plan automatically will be exchanged for an equal dollar value of shares of the Mid Cap Growth Portfolio.

Please retain this proxy statement and prospectus for future reference. It sets forth concisely the information that you should know before voting. It is the proxy statement for the Special Meeting of Shareholders of the Opportunity Growth Portfolio (please see the notice of Special Meeting). It is also the prospectus that describes the shares of the Mid Cap Growth Portfolio that are being registered with the Securities and Exchange Commission and issued in the Reorganization.

The following documents contain additional information about the Opportunity Growth Portfolio and are incorporated into this proxy statement and prospectus by reference. To obtain copies of these documents without charge, write to the LB Series Fund, Inc. at 625 Fourth Avenue South, Minneapolis, MN 55415 or call 1-800-847-4836.

  The prospectus of the Opportunity Growth Portfolio dated April 30, 2003, as supplemented.
  The Statement of Additional Information of the Opportunity Growth Portfolio dated April 30, 2003
  Management's Discussion of Fund Performance and the Financial Highlights with respect to the Opportunity Growth Portfolio from the Annual Report for the Opportunity Growth Portfolio dated December 31, 2003.

The following documents contain additional information about the Mid Cap Growth Portfolio and are incorporated into this proxy statement and prospectus by reference. To obtain copies of these documents, as well as a copy of the latest Annual Report for LB Series Fund, Inc., without charge, write to LB Series Fund, Inc. at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call 1-800-847-4836.

  The prospectus of the Mid Cap Growth Portfolio dated April 30, 2003, as supplemented, accompanies this proxy statement and prospectus as Appendix B.
  The Statement of Additional Information of the Mid Cap Growth Portfolio dated April 30, 2003.
  Management's Discussion of Fund Performance and the Financial Highlights with respect to the Mid Cap Growth Portfolio from the Annual Report for the Mid Cap Growth Portfolio dated December 31, 2003, accompanies this proxy statement and prospectus as Appendix C.
  The Statement of Additional Information relating to this proxy statement and prospectus dated March 3, 2004.

Each of these documents relating to the Portfolios have been filed with the Securities and Exchange Commission (the "SEC"), and you may obtain copies by accessing the SEC's Web site at http://www.sec.gov.

The shares offered by this proxy statement and prospectus are not deposits or obligations of any bank or financial institution and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this proxy statement and prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

                                                                                                                             PAGE

SUMMARY
           About the Reorganization
           Comparative Expense Tables
           Comparison of Investment Performance
COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL
           RISKS OF THE OPPORTUNITY GROWTH PORTFOLIO AND THE MID
           CAP GROWTH PORTFOLIO
COMPARISON OF OPERATIONS
           Investment Adviser
           Portfolio Managers
           The Separate Accounts and Retirement Plans
           Federal Tax Consequences
INFORMATION ABOUT THE REORGANIZATION
           Information Received by the Board of Directors
           Considerations by the Board of Directors
           Description of the Plan of Reorganization
           Description of Mid Cap Growth Portfolio Shares
           Investment Restrictions
           Comparative Information on Shareholder Rights
           Federal Income Tax Consequences
           Capitalization
ADDITIONAL INFORMATION ABOUT THE OPPORTUNITY GROWTH PORTFOLIO
           AND THE MID CAP GROWTH PORTFOLIO
VOTING INFORMATION
           Quorum and Voting
           Outstanding Shares and Voting Requirements.
           Other Matters
           Board Recommendation
PLAN OF REORGANIZATION -- APPENDIX A
MID CAP GROWTH PORTFOLIO PROSPECTUS -- APPENDIX B
MID CAP GROWTH PORTFOLIO MANAGEMENT'S DISCUSSION/FINANCIAL
       HIGHLIGHTS-- APPENDIX C
OPPORTUNITY GROWTH PORTFOLIO SHAREHOLDER INFORMATION - APPENDIX D
MID CAP GROWTH PORTFOLIO SHAREHOLDER INFORMATION - APPENDIX E

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this proxy statement and prospectus (including documents incorporated by reference) and the Plan of Reorganization, a form of which is attached to this proxy statement and prospectus as Appendix A.

About the Reorganization

The Board of Directors of the Opportunity Growth Portfolio unanimously recommends that shareholders approve the Plan of Reorganization. Under the Plan of Reorganization, the Mid Cap Growth Portfolio would acquire all of the assets and the stated and accrued liabilities of the Opportunity Growth Portfolio in exchange for the Mid Cap Growth Portfolio's shares having an aggregate net asset value equal to the net asset value of the Opportunity Growth Portfolio's assets so transferred, less the amount of the stated and accrued liabilities assumed by the Mid Cap Portfolio. The Opportunity Growth Portfolio would then distribute in liquidation pro rata to its shareholders all of the shares of the Mid Cap Portfolio it received in exchange for its assets. Together these transactions are referred to in this proxy statement and prospectus as the "Reorganization".

As a result of the Reorganization, each shareholder of the Opportunity Growth Portfolio will become the owner of the Mid Cap Growth Portfolio's shares having a total net asset value equal to the total net asset value of such shareholder's holdings in the Opportunity Growth Portfolio on the date of the Reorganization. The Reorganization will not affect your variable contract or retirement plan interest, nor will it have any other effect on your variable contract or retirement plan, as the case may be.

Comparative Expense Tables

Shares of the Opportunity Growth Portfolio and the Mid Cap Growth Portfolio are sold without a sales charge, so there are no direct shareholder fees. However, like all mutual funds, the Portfolios incur certain expenses in their operations, including advisory fees and other expenses. These are indirect expenses.

The following expense table compares the annual operating expenses of the Opportunity Growth Portfolio and the Mid Cap Growth Portfolio based on total assets for the fiscal year ended December 31, 2003, as reported in the Fund's most recent annual report, and pro forma expenses showing these same expenses adjusted for the proposed Reorganizations.

                                                                                                        Pro Forma
                                                                      Actual Expenses                    Expenses
                                                                           as of                          as of
                                                                     December 31, 2003              December 31, 2003
                                                          --------------------------------------    -----------------
                                                          Opportunity Growth        Mid Cap              Mid Cap
                                                               Portfolio        Growth Portfolio     Growth Portfolio
Annual Portfolio  Operating  Expenses (Expenses that are  ---------------------------------------   ------------------
deducted from Fund assets)
  Advisory Fees
  Other Expenses*
  Total Annual Fund Operating Expenses

*     Expenses have been restated to reflect the effect of elimination of expense reimbursements and the introduction of an administrative fee, which went into effect January 1, 2004, of 0.03%.

Example

The following example is intended to help you compare the cost of investing in the Opportunity Growth Portfolio with the cost of investing in the Mid Cap Growth Portfolio into which the Opportunity Growth Portfolio will be reorganized if the proposed Reorganization is approved.

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and redeem all of your shares at the end of those periods. The example assumes your investment has a 5% return each year, the Portfolio's operating expenses remain the same, and you reinvest all dividends and distributions. If the fees and expenses of your variable contract were included, the costs shown below would be higher. The example should not be considered as representative of past or future expenses, and your actual costs may be higher or lower than those shown.

                                                           Pro Forma Mid
                    Opportunity         Mid Cap Growth     Cap Growth
                    Growth Portfolio    Portfolio          Portfolio
                    ----------------    ---------------    -------------
1 Year              $                   $                  $
3 Years             $                   $                  $
5 Years             $                   $                  $
10 Years            $                   $                  $

Comparison of Investment Performance

The average annual total return for the Opportunity Growth Portfolio and the Mid Cap Growth Portfolio for certain periods is set forth in the chart below.

                                                       Average Annual Total Return
                                                         As of December 31, 2003

                                                                                                                      Since
                                                               1 year             3 years            5 years     January 30, 1998*
                                                               ------             -------            -------     ----------------
Opportunity Growth Portfolio                                     %                  %                  %                 %
Mid Cap Growth Portfolio                                         %                  %                  %                 %

*    The inception of the Mid Cap Growth Portfolio

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, AND PRINCIPAL RISKS

In addition to the objectives, strategies and risks set forth below, the Portfolios are subject to certain additional investment policies and limitations. These policies and limitations are described in the prospectus and Statement of Additional Information of the Portfolios.

The following contrasts and compares the investment objectives, strategies and principal risks of the Opportunity Growth Portfolio and the Mid Cap Growth Portfolio.

Investment Objectives

The Opportunity Growth Portfolio seeks to achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of smaller capitalization common stocks.

The Mid Cap Growth Portfolio seeks to achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of companies with medium market capitalizations.

Investment Strategies

The Opportunity Growth Portfolio and the Mid Cap Growth Portfolio use substantially similar investment strategies. Under normal circumstances, the Opportunity Growth Portfolio invests at least 65% of its assets in companies with market capitalizations similar to those companies included in widely known small cap indices such as the Russell 2000 Growth Index and the S&P SmallCap 600/Barra Growth Index, while the Mid Cap Growth Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in companies with market capitalizations similar to those companies included in widely known mid cap indices such as the Russell MidCap Growth Index and the S&P MidCap 400/Barra Growth Index. The benchmarks for the two Portfolios are the Russell 2000 Growth Index and the Russell MidCap Growth Index, respectively.

Thrivent Financial, the investment adviser for the Portfolios, uses fundamental and technical investment research techniques to determine what stocks to buy and sell. In addition, Thrivent Financial focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

Because of the similarities in investment objectives and strategies for the two Portfolios, there is a substantial overlap in the stocks included in their investment portfolios and the proportions of those stocks.

Principal Risks

The Opportunity Growth Portfolio and the Mid Cap Growth Portfolio are subject to substantially similar risks. They include the risks of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

The Opportunity Growth Portfolio invests in smaller companies that have greater price volatility, lower trading volume and less liquidity than larger, more established companies. Medium-sized companies often have similar characteristics, although to a lesser extent than smaller companies. The companies the Portfolios invest in tend to have more limited product lines, smaller revenues and less management depth than larger companies. Therefore, both Portfolios may under-perform other stock portfolios (such as large company stock portfolios) when stocks of small- or medium-sized companies are out of favor.

The success of either Portfolio's investment strategy depends significantly on Thrivent Financial's skill in assessing the potential of the securities in which the Portfolios invest. Shares of the Portfolios may rise and fall in value and there is a risk that you could lose money by investing in either Portfolio. Neither Portfolio can be certain that it will achieve its objective.

COMPARISON OF OPERATIONS

Investment Adviser

Thrivent Financial serves as investment adviser and provides investment research and supervision for the Opportunity Growth Portfolio and the Mid Cap Growth Portfolio. Thrivent Financial's corporate office is located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415. As of December 31, 2003, Thrivent Financial and its affiliates had approximately $____ billion in assets under management.

Portfolio Managers

Opportunity Growth Portfolio

Andrea J. Thomas, CFA has served as portfolio manager of the Opportunity Growth Portfolio since 2002. She also has served as portfolio manager of the Lutheran Brotherhood Opportunity Growth Fund, a series of an affiliated mutual fund group, since 2002. Ms. Thomas has been with Thrivent Financial since 1993 and served as an associate portfolio manger from 1997 to 2002.

Mid Cap Growth Portfolio

Brian L. Thorkelson and Andrea J. Thomas, CFA serve as portfolio co-mangers of the Mid Cap Growth Portfolio

Mr. Thorkelson has served as the portfolio manager of the Mid Cap Growth Portfolio since its inception in 1998. Mr. Thorkelson has been with Thrivent Financial since 1987.

Ms. Thomas has served as the portfolio manager of the Mid Cap Growth Portfolio since November 2003, and she served as an associate portfolio manager of the portfolio from 1997 to 2002. Ms. Thomas has been with Thrivent Financial since 1993 and has served as a portfolio manager since 2002.

If the proposed Reorganization is approved, Ms. Thomas and Mr. Thorkelson will serve as portfolio co-managers of the Mid Cap Growth Portfolio.

The Separate Accounts and Retirement Plans

Shares of the Opportunity Growth Portfolio and the Mid Cap Growth Portfolio are currently sold, without sales charges, to:

  Separate accounts of Thrivent Financial and Thrivent Life, which are used to fund variable contracts issued by Thrivent Financial and Thrivent Life (the "variable contracts").
  Retirement plans sponsored by Thrivent Financial (the "retirement plans").

The prospectus for each variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the subaccounts that correspond to the Opportunity Growth Portfolio and the Mid Cap Growth Portfolio. Participants in the retirement plans should consult retirement plan documents for information on how to invest in the Portfolios.

The separate accounts and the retirement plans each place an order to buy or sell shares of a respective portfolio each business day. The amount of the order is based on the aggregate instructions from owners of the variable contracts or the participants in the retirement plans. Orders received before the close of the New York Stock Exchange ("NYSE") on a given day result in share purchases and redemptions at the net asset value ("NAV") calculated as of the close of the NYSE that day.

Federal Tax Consequences

As a condition to each Reorganization, the Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under existing provisions of the Internal Revenue Code of 1986 (the "Code"). Based on customary assumptions and representations, neither the Opportunity Growth Portfolio nor the Mid Cap Portfolio nor the shareholders of the Opportunity Growth Portfolio or Mid Cap Growth Portfolio will recognize any gain or loss for federal income tax purposes. The tax basis of the Mid Cap Growth Portfolio's shares received by the Opportunity Growth Portfolio's shareholders will be the same as the tax basis of their shares in the Opportunity Growth Portfolio.

The Opportunity Growth Portfolio has capital loss carryovers of $__________. After the Reorganization, the utilization by the Mid Cap Growth Portfolio of (1) carryovers of pre-Reorganization capital losses realized by the Opportunity Growth Portfolio and (2) capital losses it realized after the Reorganization that are attributable to the Opportunity Growth Portfolio's built-in unrealized capital losses as of the Closing Date, will be subject to limitation under the Code.

INFORMATION ABOUT THE REORGANIZATION

Information Received by the Board of Directors

In connection with its consideration of the proposed Reorganization and its anticipated effects on the Opportunity Growth Portfolio, the Board of Directors (the "Board") of the Fund, including those directors who are not interested persons of Thrivent Financial or any of its affiliates (the "Independent Directors"), requested from Thrivent Financial and reviewed information to assist the Board in its evaluation, including:

  The terms of the proposed Plan of Reorganization;

  The investment restrictions and fundamental investment policies of the Opportunity Growth Portfolio and the Mid Cap Growth Portfolios;

  Performance of each Portfolio against each other, with other funds, its Lipper Peer Group and relevant benchmarks;

  Analysis of the impact of the proposed Reorganization of each Portfolio, including on expense ratios; and

  The correlation of underlying investments in the Portfolios and their respective benchmarks.

Considerations by the Board of Directors

The Board believes that the proposed Reorganization is in the best interests of the Opportunity Growth Portfolio and its shareholders. Further, the Board has determined that the interests of the Opportunity Growth Portfolio shareholders will not be diluted as a result of the Reorganization. The Contracts Committee of the Board (consisting of the Independent Directors of the Board) considered factual matters and structural issues in connection with the proposed Reorganization at meetings on August 26, 2003 and October 7 - 8, 2003. At these meetings, representatives of Thrivent Financial discussed the proposed Reorganization with the Contracts Committee in general terms and in detail. In considering the proposed Reorganization, the Board was advised at all formal meetings by the Fund's independent outside legal counsel.

The Contracts Committee met again on November 11 - 12, 2003 to receive additional information concerning the Reorganization. At this meeting, representatives of Thrivent Financial reviewed the proposed Reorganization and the Plan of Reorganization in detail. These representatives also presented comparative performance and expense information for the Opportunity Growth Portfolio and the Mid Cap Growth Portfolio. After reviewing the proposed Reorganization and Plan of Reorganization, the Contracts Committee unanimously approved the Reorganization. Thereafter, at an in-person meeting on November 12, 2003, the Board (including all of the Independent Directors) unanimously approved the Reorganization and Plan of Reorganization and recommended their approval by Opportunity Growth Portfolio shareholders. In approving the Plan of Reorganization, the Board considered the following factors:

  The long-term historical performance of the Mid Cap Growth Portfolio has been better than that of the Opportunity Growth Portfolio. The Mid Cap Growth Portfolio is larger than the Opportunity Growth Portfolio and the expense ratio of the Mid Cap Growth Portfolio is lower than the expense ratio of the Opportunity Growth Portfolio.

  The Opportunity Growth Portfolio and Mid Cap Growth Portfolio both have investment objectives that seek long-term growth of capital. Although the Opportunity Growth Portfolio normally invests in smaller capitalization companies and the Mid Cap Growth Portfolio normally invests in companies with medium market capitalization, the Opportunity Growth Portfolio is managed in a substantially similar growth style and by the same investment adviser as the Mid Cap Growth Portfolio. In addition, there is a substantial overlap in the securities held by the two Portfolios and in the companies that make up the benchmarks that are used for performance comparisons. Thus, the Reorganization will enable Opportunity Growth Portfolio shareholders to continue their current investment programs with minimal disruption.

  The Reorganization will result in the Mid Cap Growth Portfolio having a larger asset base. This is expected to provide the Mid Cap Growth Portfolio with potential benefits from greater portfolio diversification and the opportunity to conduct other investment transactions on potentially more advantageous terms than two separate, smaller portfolios. There are also opportunities to spread relatively fixed costs over a larger asset base.

  Thrivent Financial has committed to invest between $4 and $5 million to enhance the quality of its asset management capabilities, including hiring additional investment and administrative support professionals and making infrastructure investments to support investment research.

  Thrivent Financial will be responsible for payment of the expenses related to the Reorganization.

  The Reorganization will not result in the recognition of any gain or loss for federal income tax purposes by the Opportunity Growth Portfolio, the Mid Cap Growth Portfolio or their shareholders.

Description of the Plan of Reorganization

The Plan of Reorganization provides that the Opportunity Growth Portfolio will transfer all of its assets to the Mid Cap Growth Portfolio in exchange solely for the Mid Cap Growth Portfolio's shares. Shares of the Mid Cap Growth Portfolio will be distributed pro rata by the Opportunity Growth Portfolio to its shareholders in complete liquidation of the Opportunity Growth Portfolio. The closing of the proposed Reorganization is expected to occur on or about April 30, 2004. The Mid Cap Growth Portfolio also will assume the stated accrued and unpaid liabilities of the Opportunity Growth Portfolio as of the closing date. The value of the Opportunity Growth Portfolio's assets and liabilities to be acquired and assumed by the Mid Cap Growth Portfolio will be the value of such assets computed as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. EST) on the closing date using the valuation procedures for the Mid Cap Portfolio. Shareholders of the Opportunity Growth Portfolio will become shareholders of the Mid Cap Growth Portfolio as of the closing date and will be entitled to the Mid Cap Growth Portfolio's next dividend distribution thereafter. Opportunity Growth Portfolio shareholders will receive shares in the Mid Cap Growth Portfolio having a total net asset value equal to the total net asset value of their Opportunity Growth Portfolio shares as of the closing.

On or before the closing, the Opportunity Growth Portfolio will declare and pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders substantially all of its net investment income and realized net capital gain, if any, for all taxable years ending on or before the closing date.

Consummation of the Reorganization is subject to the conditions set forth in the Plan of Reorganization, including receipt of a tax opinion in form and substance reasonably satisfactory to the Opportunity Growth Portfolio and the Mid Cap Growth Portfolio, as described under the caption "Federal Income Tax Consequences" below. The Plan of Reorganization may be terminated and the Reorganization may be abandoned at any time before or after approval by the Opportunity Growth Portfolio shareholders prior to the closing date party if the Board determines that consummation of the Reorganization would not be in the best interests of shareholders of the Portfolios.

Under the Plan of Reorganization, Thrivent Financial will be responsible for the payment of the expenses related to consummating the Reorganization. Such expenses include, but are not limited to, accountants' fees, legal fees, registration fees, transfer taxes (if any), the fees of banks and the costs of preparing, printing, copying and mailing proxy solicitation materials to the Opportunity Growth Portfolio shareholders and the costs of holding the Special Meeting.

The foregoing description of the Plan of Reorganization is qualified in its entirety by the terms and provisions of the Plan of Reorganization, a copy of which is attached hereto as Appendix A and incorporated into this proxy statement and prospectus by reference.

Description of Mid Cap Growth Portfolio Shares

Full and fractional shares of the Mid Cap Growth Portfolio will be issued in the Reorganization without the imposition of a sales charge or other fee to the Opportunity Growth Portfolio shareholders. Shares of the Mid Cap Growth Portfolio to be issued to Opportunity Growth Portfolio shareholders under the Plan of Reorganization will be fully paid and non-assessable when issued and transferable without restriction and will have no preemptive or conversion rights.

Investment Restrictions

The Opportunity Growth Portfolio and the Mid Cap Growth Portfolio are subject to identical investment restrictions that limit the scope of their investments.

Comparative Information on Shareholder Rights

The Opportunity Growth Portfolio and the Mid Cap Growth Portfolio are both series of LB Series Fund, Inc., a Minnesota corporation. The operations for each Portfolio are governed by the Articles of Incorporation and Bylaws of the Fund and by Minnesota law.

Federal Income Tax Consequences

As a condition to the Reorganization, the Opportunity Growth Portfolio and Mid Cap Growth Portfolio will receive an opinion from counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

  The Reorganization will qualify as a "reorganization" under section 368(a)(1) of the Code, and the Opportunity Growth Portfolio and the Mid Cap Growth Portfolio each will be "a party to a reorganization" within the meaning of section 368(b) of the Code.

  The Opportunity Growth Portfolio will recognize no gain or loss on the transfer of its assets to the Mid Cap Growth Portfolio in exchange solely for the Mid Cap Growth Portfolio's shares or on the subsequent distribution of those shares to the Opportunity Growth Portfolio's shareholders in exchange for their Opportunity Growth Portfolio shares.

  The Mid Cap Growth Portfolio will recognize no gain or loss on its receipt of those assets in exchange solely for its shares.

  The Mid Cap Growth Portfolio's basis in those assets will be the same as the Opportunity Growth Portfolio's basis therein immediately before the Reorganization, and the Mid Cap Growth Portfolio's holding period for those assets will include the Opportunity Growth Portfolio's holding period.

  An Opportunity Growth Portfolio shareholder will recognize no gain or loss on the exchange of the shareholder's Opportunity Growth Portfolio shares solely for Mid Cap Growth Portfolio shares after the Reorganization.

  An Opportunity Growth Portfolio shareholder's aggregate basis in the Mid Cap Growth Portfolio shares received by the shareholder in the Reorganization will be the same as the aggregate basis in the shareholder's Opportunity Growth Portfolio shares to be constructively surrendered in exchange for those Opportunity Growth Portfolio shares.

You should recognize that an opinion of counsel is not binding on the Internal Revenue Service ("IRS") or any court. Neither the Opportunity Growth Portfolio nor the Mid Cap Growth Portfolio expect to obtain a ruling from the IRS regarding the consequences of the Reorganizations. Accordingly, if the IRS sought to challenge the tax treatment of the Reorganization and was successful, neither of which is anticipated, the Reorganization would be treated as a taxable sale of assets of the Opportunity Growth Portfolio, followed by the taxable liquidation thereof.

Capitalization

The following table presents, as of December 31, 2003:

  The capitalization of the Opportunity Growth Portfolio;

  The capitalization of the Mid Cap Growth Portfolio; and

  The pro forma capitalization of the Mid Cap Growth Portfolio as adjusted to give effect to the Reorganization.

The capitalization of the Opportunity Growth Portfolio and the Mid Cap Growth Portfolio is likely to be different on the closing date as a result of daily share purchase and redemption activity in the Portfolios as well as the effects of the other ongoing operations of the Portfolios prior to the closing date.

------------------------------------------------- ------------------------------ ------------------------------ --------------------
                                                                                                                Pro Forma
                                                  Opportunity                    Mid Cap                        Mid Cap
                                                  Growth Portfolio               Growth Portfolio               Growth Portfolio
Total Net Assets                                  $                              $                              $
Shares Outstanding
Net Asset Value Per Share                         $                              $                              $
------------------------------------------------- ------------------------------ ------------------------------ --------------------

ADDITIONAL INFORMATION ABOUT THE OPPORTUNITY GROWTH PORTFOLIO AND THE MID CAP GROWTH PORTFOLIO

Additional information about the Opportunity Growth Portfolio and the Mid Cap Growth Portfolio, including information about their investment objectives, policies and restrictions and financial histories, may be found in the current prospectus, Statement of Additional Information, and annual reports of the Fund, and in the Statement of Additional Information relating to this proxy statement and prospectus. You may obtain copies of these documents free of charge by calling 1-800-847-4836.

The Opportunity Growth Portfolio and the Mid Cap Growth Portfolio are subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. Therefore, the Opportunity Growth Portfolio and the Mid Cap Growth Portfolio file proxy materials, reports and other information with the SEC, which can be inspected and copied at the SEC's public reference room located at 450 5th Street NW, Room 1200, Washington, D.C. 20549. You may call the SEC at 1-202-942-8090 for information about the operation of the public reference rooms.

You may also access such information about the Opportunity Growth Portfolio and the Mid Cap Growth Portfolio on the SEC's Internet site at http://www.sec.gov. For a prescribed fee, you may obtain copies of this information by sending an email request to publicinfo@sec.gov or writing to Public Reference Room, U.S. Securities and Exchange Commission, 450 5th Street, NW, Room 1300, Washington, D.C. 20549. You may need to refer to the Fund's file number:

1940 Act File No. 811-4603.

Management's Discussion of Fund Performance and the Financial Highlights with respect to the Mid Cap Growth Portfolio from the Annual Report for the Mid Cap Growth Portfolio dated December 31, 2003 accompanies this proxy statement and prospectus as Appendix C.

VOTING INFORMATION

This proxy statement and prospectus is furnished in connection with the solicitation of proxies by the Board for use at the Special Meeting to be held on April 7, 2004, at 8:00 a.m., Central Time at 625 Fourth Avenue South, Minneapolis, Minnesota, and at any adjournments thereof. Thrivent Financial will cast your votes according to your voting instructions. If you sign and date your voting instruction form, but do not specify instructions, your shares of the Opportunity Growth Portfolio will be voted IN FAVOR of the Plan of Reorganization. For shares for which no voting instructions are received and for any shares held by Thrivent Financial, or by any of its subsidiaries or affiliates for their own accounts, Thrivent Financial will cast votes in proportion to the shares with respect to which they have received instructions from beneficial owners.

You may vote by mail, telephone or the Internet. Your vote must be received by 6:00 a.m., Central Time, on April 7, 2004. Vote by:

  Internet-- https://vote.proxy-direct.com. Follow the directions on the enclosed voting instruction card.

  Telephone - 1-866-235-4258. Follow the directions on the enclosed voting instruction card. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the voting instruction form.

  Mail -- Date and sign the enclosed voting instruction form and return it in the enclosed postage-paid envelope.

You may revoke your voting instructions at any time prior to their use by:

  giving written notice of revocation to an officer of the Fund, returning to an officer of the Fund a properly executed, later dated voting instruction form, voting later by telephone or Internet, or
  attending the Special Meeting, requesting return of any previously delivered voting instructions and voting in person.

Attendance and voting at the Special Meeting will not by itself constitute a revocation of voting instructions. Signed voting instructions received by the Board in time for voting that are not revoked will be voted in accordance with the instructions noted on the form. Unless instructions to the contrary are marked on the voting instruction form, the shares represented by the form will be voted FOR all the proposals. The voting instruction form grants discretion to the persons named thereon to take action as they determine appropriate in connection with any other matter that may properly come before the Special Meeting or any adjournments. The Board does not currently know of any matter to be considered at the Special Meeting other than the matters set forth in the Notice of Special Meeting of Shareholders.

Quorum and Voting

A majority of the shares of the Portfolio entitled to vote at the Special Meeting represented in person or by proxy constitutes a quorum. Thrivent Financial and its affiliates together are the record owners of all of the shares of each AAL Portfolio. Thrivent Financial's representation at the Special Meeting will therefore assure the presence of a quorum.

Approval of proposed Reorganization requires the affirmative vote of the holders of a "majority of the outstanding voting securities," of the Opportunity Growth Portfolio, as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"). The 1940 Act defines a vote of the holders of a majority of the outstanding voting securities of the Portfolio to mean the lesser of the vote of 67% or more of the shares of the Portfolio present at the Special Meeting if the holders of more than 50% of the outstanding Portfolio shares are present or represented by proxy, or the vote of the holders of more than 50% of the outstanding shares of the Portfolio.

Abstentions have the same effect as votes cast against a proposal.

Outstanding Shares and Voting Requirements

The Board has fixed the close of business on February 13, 2004, as the record date for the determination of shareholders of the Opportunity Growth Portfolio entitled to notice of and to vote at the Special Meeting and any adjournments thereof. Each share of the Opportunity Growth Portfolio is entitled to one vote and fractional shares have proportionate voting rights. Only shareholders of record as of the record date are entitled to vote on the proposal. As of the record date, the Opportunity Growth Portfolio had __________ shares issued and outstanding.

On the record date, the directors and officers of the Fund as a group owned beneficially (meaning they had the power to vote or direct the voting of) less than 1% of the outstanding shares of the Opportunity Growth Portfolio. To the best knowledge of the Opportunity Growth Portfolio, as of the record date, no person, except as set forth in Appendix D, owned beneficially or of record 5% or more of the outstanding shares of the Portfolio.

On the record date, the directors and officers of the Fund as a group owned beneficially less than 1% of the outstanding shares of the Mid Cap Growth Portfolio. To the best knowledge of the Mid Cap Growth Portfolio, as of the record date, no person, except as set forth in Appendix E, owned beneficially or of record 5% or more of the outstanding shares of the Mid Cap Portfolio.

Only shareholders of the Opportunity Growth Portfolio will be entitled to vote on the Plan of Reorganization. The votes of shareholders of the Mid Cap Growth Portfolio are not being solicited since their approval is not required in order to effect the Reorganization.

Other Matters

Management of the Opportunity Growth Portfolio knows of no other matters that may properly be, or which are likely to be, brought before the Special Meeting. However, if any other business shall properly come before the Special Meeting, the persons named in the proxy intend to vote thereon in accordance with their best judgment.

Board Recommendation

After carefully considering the issues involved, the Board of Directors has unanimously concluded that the proposed Reorganization is in the best interests of the shareholders of the Opportunity Growth Portfolio. The Board recommends that you vote FOR the Plan of Reorganization. Whether or not you expect to attend the Special Meeting, we urge you to promptly sign, fill in and return the enclosed voting instruction form or vote by toll-free telephone call or the Internet.

APPENDIX A

                                                       PLAN OF REORGANIZATION

PLAN OF  REORGANIZATION  ("Plan") whereby shares of the Opportunity  Growth  Portfolio (the "Acquired  Portfolio) of LB Series Fund,
Inc. (the "Fund") will be exchanged for shares of the Mid Cap Growth Portfolio of ("Acquiring Portfolio") of the Fund.

This Plan is intended to be and is adopted as a plan of reorganization  and liquidation  within the meaning of Section 368(a) of the
United States  Internal  Revenue Code of 1986, as amended (the "Code"),  with the Acquiring  Fund and the Acquired Fund each being a
"party to a  reorganization"  within the meaning of Section  368(b) of the Code.  The  reorganization  (the  "Reorganization")  will consist of (a) the transfer of all of the assets of the Acquired  Portfolio in exchange for shares of the Acquiring  Portfolio  (the
"Acquiring Portfolio Shares") and (b) the distribution,  after the Closing Date herein referred to, of Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in liquidation of the Acquired  Portfolio and the subsequent  dissolution of the Acquired
Portfolio.

                                                                 I.

                                            TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO
                                             IN EXCHANGE FOR ACQUIRING PORTFOLIO SHARES
                                             AND LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1        The  Acquired  Portfolio  will  transfer  all of its assets to the  Acquiring  Portfolio  free and clear of all liens and encumbrances,  except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring  Portfolio of the stated accrued and unpaid  liabilities  of the Acquired  Portfolio,  and (ii) delivery by the Acquiring  Portfolio to the
           Acquired  Portfolio,  for  distribution  pro rata by the Acquired  Portfolio to its  shareholders  in proportion to their respective ownership of shares of common stock of the Acquired Portfolio,  as of the close of business on April 30, 2004, or such later date as may be determined by the President of the Fund (the "Closing  Date"),  of a number of the Acquiring
           Portfolio  Shares having an aggregate  net asset value equal to the value of the assets,  less such  liabilities  (herein referred to as the "net value of the assets")  assumed,  assigned and delivered,  all determined as provided in Paragraph
           2.1 hereof and as of a date and time as specified  therein.  Such  transactions  shall take place at the closing provided for in Paragraph 3.1 hereof (the "Closing").  All computations shall be provided by Thrivent  Investment  Management Inc.
           (the "Pricing Agent") for the Acquiring Portfolio and the Acquired Portfolio.

1.2        (a)       The assets of the Acquired  Portfolio to be acquired by the Acquiring  Portfolio shall consist of all property, including,  without limitation,  all cash,  securities and dividends or interest receivables which are owned by the  Acquired  Portfolio  and any deferred or prepaid  expenses  shown as an asset on the books of the Acquired
                     Portfolio on the Closing Date; and

           (b)       In the event that the Acquired Portfolio holds any investments which the Acquiring  Portfolio may not hold, the
                     Acquired Portfolio will dispose of such securities prior to the Closing Date. In addition,  if it is determined that the  portfolios of the Acquired  Portfolio and the Acquiring  Portfolio,  when  aggregated,  would contain investments exceeding certain percentage  limitations imposed upon the Acquiring Portfolio with respect to such investments,  the Acquired Portfolio, if requested by the Acquiring Portfolio,  will dispose of and/or reinvest a sufficient  amount of such  investments  as may be necessary to avoid  violating  such  limitations as of the
                     Closing Date.

1.3        The  Acquiring  Portfolio  shall assume the right to assert all legal  claims  against  third  parties as would have been available to the Acquired Portfolio as of the Closing Date.

1.4        The Acquired  Portfolio  will  liquidate by  distributing  pro rata to the Acquired  Portfolio's  shareholders  of record determined  as of the close of  business on the Closing  Date (the  "Acquired  Portfolio  Shareholders"),  the  Acquiring
           Portfolio Shares it receives  pursuant to paragraph 1.1. Such  liquidation and  distribution  will be accomplished by the transfer of the Acquiring  Portfolio  Shares then  credited to the account of the Acquired  Portfolio on the books of the
           Acquiring  Portfolio  to open  accounts  on the share  records of the  Acquiring  Portfolio  in the name of the  Acquired
           Portfolio  Shareholders  and  representing  the  respective  pro rata number of the Acquiring  Portfolio  Shares due such shareholders.  All issued and outstanding shares of the Acquired  Portfolio will  simultaneously be canceled on the books of the Acquired  Portfolio.  Following the liquidation and distribution,  the Acquired Portfolio shall be dissolved under the laws of the State of Minnesota and in accordance with its governing documents.

                                                                II.

                                                             VALUATION

2.1        The net asset values of the Acquiring  Portfolio  Shares and the net values of the assets and liabilities of the Acquired
           Portfolio to be transferred  shall,  in each case, be determined as of the close of business (4:00 p.m.  Eastern time) on the Closing Date.  The net asset values of the Acquiring  Portfolio  Shares shall be computed by the Pricing Agent in the manner  set forth in the  Fund's  Articles  of  Incorporation  or  By-Laws  and the  Acquiring  Portfolio's  then-current prospectus  and  statement  of  additional  information  and shall be computed in each case to not fewer than two decimal places.  The net values of the assets of the Acquired  Portfolio to be transferred shall be computed by the Pricing Agent by calculating the value of the assets transferred by the Acquired  Portfolio and by subtracting  therefrom the amount of the liabilities  assigned and transferred to and assumed by the Acquiring  Portfolio on the Closing Date, said assets and liabilities  to be valued in the manner set forth in the Acquired  Portfolio's  then current  prospectus and statement of additional information and shall be computed in each case to not fewer than two decimal places.

2.2        The number of Acquiring Portfolio Shares to be issued (including  fractional shares, if any) in exchange for the Acquired
           Portfolio's  assets shall be determined  by dividing the value of the Acquired  Portfolio's  assets less the  liabilities assumed by the Acquiring Portfolio, by the Acquiring Portfolio's net asset value per share.

2.3        All  computations of value shall be made by the Pricing Agent,  in accordance with its regular  practice as Pricing Agent for the Acquired Portfolio and the Acquiring Portfolio, respectively.

                                                                III.

                                                              CLOSING

3.1        All acts taking  place at the  Closing  shall be deemed to take place  simultaneously  as of the close of business on the
           Closing Date unless otherwise provided.

3.2        In the event that on the Valuation Date (a) the New York Stock Exchange  ("NYSE") or another  primary  trading market for portfolio  securities of the Acquiring  Portfolio or the Acquired Portfolio shall be closed to trading or trading thereon shall be  restricted  or (b) trading or the  reporting  of trading on the NYSE or  elsewhere  shall be  disrupted so that accurate appraisal of the value of the net assets of the Acquiring  Portfolio or the Acquired Portfolio is impracticable, the  Closing  Date shall be  postponed  until the first  business  day after the day when  trading  shall have been fully resumed and reporting shall have been restored.

3.3        Portfolio  securities which are not held in book-entry form shall be delivered by the Acquired  Portfolio to State Street
           Bank and Trust Company (the  "Custodian")  for the account of the Acquiring  Portfolio on the Closing Date, duly endorsed in proper form for transfer,  in such condition as to constitute  good delivery.  Portfolio  securities held of record by the Custodian in book-entry  form on behalf of the Acquired  Portfolio  shall be delivered to the Acquiring  Portfolio by the Custodian by recording the transfer of beneficial  ownership  thereof on its records.  Any cash shall be delivered by the Custodian crediting the Acquiring Portfolio's account.

3.4.       The Acquired  Portfolio  will file its final  federal and other tax returns for the period  ending on the Closing Date in accordance  with the Code. At the Closing Date,  all federal and other tax returns and reports of the Acquired  Portfolio required by law then to have been filed prior to the Closing Date shall have been filed,  and all federal and other taxes shown as due on such  returns  shall have been paid so far as due,  or  provision  shall  have been made for the  payment thereof.

                                                                IV.

                                           REGISTRATION STATEMENT and SHAREHOLDER MEETING

4.1        The Fund will prepare and file with the SEC a registration  statement on Form N-14 (the "Registration  Statement") along with any other required or appropriate  filings with respect to the actions  contemplated  hereby. As soon as practicable after the effective date of the  Registration  Statement,  the Acquired  Portfolio shall hold a shareholder  meeting (the
           "Shareholder  Meeting") to consider and approve the  Reorganization  and such other  matters as the Board of Directors of the Fund may determine.

                                                                 V.

                                                       CONDITIONS TO CLOSING

5.1        This Plan shall have been  approved  by the  requisite  vote of the  holders of the  outstanding  shares of the  Acquired
           Portfolio in accordance with the requirements of the 1940 Act, Minnesota law, and the Articles and Bylaws of the Fund.

5.2        On the Closing Date, no action,  suit or other  proceeding  shall be pending before any court or  governmental  agency in which it is sought to restrain  or  prohibit,  or obtain  damages or other  relief in  connection  with the  transactions contemplated herein.

5.3        All  consents  of other  parties  and all other  consents,  orders and  permits of  federal,  state and local  regulatory authorities  (including those of the Commission and of state Blue Sky and securities  authorities,  including "no-action"
           positions of and  exemptive  orders from such federal and state  authorities)  necessary to permit  consummation,  in all material  respects,  of the  Reorganization,  except where failure to obtain any such consent,  order or permit would not involve a risk of a material  adverse  effect on the assets or  properties  of the  Acquiring  Portfolio  or the Acquired
           Portfolio.

5.4        The Registration  Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the  effectiveness  thereof shall have been issued and, to the best knowledge of the parties hereto,  no investigation or proceeding for that purpose shall have been instituted or be pending,  threatened or  contemplated  under the 1933 Act or the 1940 Act.

5.5        The Acquired Portfolio shall have distributed to its shareholders,  in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment  company  taxable income (as defined in
           Section 852(b)(2) of the Code determined without regard to Section  852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest  income  excludable  from gross income under Section 103(a) of the Code over (ii) its deductions  disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date,  and all of its net capital gain (as such term is used in Sections  852(b)(3)(A)  and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.

5.6        The parties  shall have  received a favorable opinion  of _____________,  addressed to the  Acquiring  Portfolio  and the
           Acquired Portfolio, substantially to the effect that for federal income tax purposes:

           (a)       The  transfer of all of the Acquired  Portfolio's  assets in exchange for  Acquiring  Portfolio  Shares and the assumption by the Acquiring  Portfolio of the Assumed  Liabilities of the Acquired  Portfolio will constitute a
                     "reorganization"  within  the  meaning of  Section  368(a) of the Code,  and the  Acquiring  Portfolio  and the
                     Acquired Portfolio are each a "party to a reorganization" within the meaning of Section 368(b) of the Code;

           (b)       No gain or loss will be recognized by the  Acquiring  Portfolio  upon the receipt of the assets of the Acquired
                     Portfolio in exchange for the Acquiring  Portfolio Shares and the assumption by the Acquiring  Portfolio of all of the outstanding liabilities of the Acquired Portfolio;

           (c)       No gain or loss will be  recognized  by the Acquired  Portfolio  upon the transfer of the Acquired  Portfolio's assets to the  Acquiring  Portfolio  in exchange  for  Acquiring  Portfolio  Shares and the  assumption  by the
                     Acquiring  Portfolio of all of the outstanding  liabilities of the Acquired  Portfolio or upon the distribution
                     (whether actual or constructive) of Acquiring Portfolio Shares to Acquired Portfolio's shareholders;

           (d)       No gain or loss will be  recognized  by  shareholders  of the  Acquired  Portfolio  upon the  exchange of their
                     Acquired Portfolio shares for the Acquiring Portfolio Shares;

           (e)       The  aggregate  tax basis for the  Acquiring  Portfolio  Shares  received by each of the  Acquired  Portfolio's shareholders  pursuant  to the  Reorganization  will be the same as the  aggregate  tax  basis of the  Acquired
                     Portfolio shares held by such shareholder  immediately prior to the  Reorganization,  and the holding period of
                     Acquiring  Portfolio  Shares to be received by each  Acquired  Portfolio  shareholder  will  include the period during which the Acquired  Portfolio  shares exchanged  therefor were held by such  shareholder  (provided that such Acquired Portfolio shares were held as capital assets on the date of the Reorganization); and

           (f)       The tax  basis to the  Acquiring  Portfolio  of the  Acquired  Portfolio's  assets  acquired  by the  Acquiring
                     Portfolio will be the same as the tax basis of such assets to the Acquired  Portfolio  immediately prior to the
                     Reorganization,  and the holding  period of the assets of the Acquired  Portfolio in the hands of the Acquiring
                     Portfolio will include the period during which those assets were held by the Acquired Portfolio.

5.7.       Thrivent  Financial for Lutherans and/or one or more of its affiliates shall have agreed to pay the expenses  incurred in connection with the Reorganization, including the expenses of:

           (a)       counsel and independent accountants associated with the Reorganization;

           (b)       printing and mailing the  Prospectus/Proxy  Statement and soliciting proxies in connection with the Shareholder
                     Meeting,

           (c)       any  special  pricing  fees  associated  with  the  valuation  of the  Acquired  Portfolio's  or the  Acquiring
                     Portfolio's portfolio on the Closing Date;

           (d)       expenses associated with preparing and filing the Registration Statement; and

           (e)       registration or  qualification  fees and expenses of preparing and filing such forms,  if any,  necessary under applicable state securities laws to qualify the Acquiring  Portfolio Shares to be issued in connection with the
                     Reorganization.

APPENDIX B

LB Series Fund, Inc.

Prospectus

April 30, 2003

Mid Cap Growth Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

                                                                PAGE

            Mid Cap Growth Portfolio...........................

            Fees and Expenses of the Portfolio.................

            Management.........................................
                Investment Adviser.............................
                Advisory Fees..................................
                Personal Securities Investments................

            The Separate Accounts and the Retirement Plans.....

            Pricing of Fund Shares.............................

            Tax Matters........................................

            Other Securities and Investment Practices..........

            Financial Highlights...............................

Mid Cap Growth Portfolio

Investment Objective

The investment objective of the Mid Cap Growth Portfolio is to achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of companies with medium market capitalizations.

Principal Strategies

The Mid Cap Growth Portfolio tries to increase the long-term value of your investment by investing in common stocks of companies with medium market capitalizations. Under normal market conditions, the Mid Cap Growth Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in companies with market capitalizations similar to those companies included in widely known mid cap indices such as the Russell MidCap Growth Index and the S&P MidCap 400/Barra Growth Index at the time of the Portfolio's investment. Should Thrivent Financial determine that the Fund would benefit from reducing the percentage of invested assets form 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial for Lutherans ("Thrivent Financial"), the Portfolio's investment adviser, uses both fundamental and technical investment research techniques to determine what stocks to buy and sell. Thrivent Financial focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Mid Cap Growth Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Mid Cap Growth Portfolio's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

For these and other reasons, the Mid Cap Growth Portfolio may underperform other stock Portfolios (such as large company stock Portfolios) when stocks of medium-sized companies are out of favor.

The success of the Portfolio's investment strategy depends significantly on Thrivent Financial's skill in assessing the potential of the securities in which the Portfolio invests. Shares of the Mid Cap Growth Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Mid Cap Growth Portfolio cannot be certain that it will achieve its objective.

Defining Terms

Fundamental investment analysis

Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

Technical analysis

Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.

Volatility and Performance

The bar chart and table shown below provide an indication of the risks of investing in the Mid Cap Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio may be purchased only through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Mid Cap Growth Portfolio commenced operations on January 30, 1998.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 1999    2000    2001    2002
------  ------  ------  -------
49.64%  13.37%  -19.74% -26.09%

Best Quarter:   Q4 '99  +34.13%
Worst Quarter:  Q1 '01  -24.04%

          AVERAGE ANNUAL TOTAL RETURNS
       (Periods ending December 31, 2002)

                                         Since
                                       Inception
                             1 Year    (1/30/98)
Mid Cap Growth Portfolio     -26.09%       2.39%
------------------------------------------------
S&P MidCap 400 Index         -14.51%       6.93%
------------------------------------------------
Russell MidCap Growth Index* -27.41%      -1.49%
------------------------------------------------

The S&P MidCap 400 Index is an unmanaged index comprised of 400 stocks designed to represent performance of the mid-cap segment of the U.S. equity markets.

The Russell MidCap Growth Index is an unmanaged index comprised of those Russell MidCap Index companies with higher price-to-book ratios and higher forecasted growth values, specifically the 800 smallest companies within the top 1,000 of the Russell 3000 Index. The Russell 3000 Index is comprised of the 3,000 largest U.S. companies based on market capitalization and is designed to represent the performance of about 98% of the U.S. equity market.

*   Because the Russell MidCap Growth Index is a more accurate reflection of the companies in which the Portfolio invests, it will be used to compare performance of the Portfolio rather than the S&P MidCap 400 Index.

Fees and Expenses of the Portfolio

Like any investor, you pay certain fees and expenses related to your investments. Annual Portfolio and operating expenses are paid from Portfolio assets so they directly impact the share price. The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Note that the expenses shown in the tables are only at the Portfolio level. If you own a variable annuity or variable life contract, you will incur additional expenses at the variable account level such as a mortality and expense risk charge. Please refer to the appropriate variable account prospectus for more information on fees and expenses associated with variable products.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases  N/A
-----------------------------------------------------
Maximum Deferred Sales Charge (Load)              N/A
-----------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends                                         N/A
-----------------------------------------------------
Redemption Fee                                    N/A
-----------------------------------------------------
Exchange Fee                                      N/A
-----------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees                                   0.40%
-------------------------------------------------------
Other Expenses                                    0.05%
-------------------------------------------------------
Total Portfolio Annual Expenses                   0.45%
-------------------------------------------------------

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1      3        5        10
                                 Year   Years    Years    Years
---------------------------------------------------------------
Mid Cap Growth Portfolio          $46    $144     $252     $567
---------------------------------------------------------------

Management

INVESTMENT ADVISER

Thrivent Financial, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Portfolios of LB Series Fund, Inc ("the Fund"). Thrivent Financial and its affiliates have been in the investment advisory business since 1986 and managed approximately $57.2 billion in assets as of December 31, 2002, including approximately $10.7 billion in mutual fund assets.

Thrivent Financial provides investment research and supervision of the assets for Mid Cap Growth Portfolio.

Thrivent Financial and the Fund have received an exemptive order from the Securities and Exchange Commission ("SEC") that permits Thrivent Financial and the Fund, with the approval of the Fund's Board of Directors, to retain a subadviser for the Portfolio, or subsequently change the subadviser, without submitting the investment subadvisory agreement, or material amendments to the agreement, to a vote of the shareholders of the Portfolio. Thrivent Financial will notify variable contract owners in the event that it adds a subadviser or changes the identity of the subadviser of the Portfolio.

PORTFOLIO MANAGERS

Brian L. Thorkelson and Andrea J. Thomas, CFA serve as portfolio co-managers of the Mid Cap Growth Portfolio.

Mr. Thorkelson has served as the portfolio manager of the Mid Cap Growth Portfolio since its inception in 1998. Mr. Thorkelson has been with Thrivent Financial since 1987.

Ms. Thomas has served as the portfolio manager of the Mid Cap Growth Portfolio since November 2003, and she served as an associate portfolio manager of the Portfolio from 1997 to 2002. Ms. Thomas has been with Thrivent Financial since 1993 and has served as a portfolio manager since 2002.

ADVISORY FEES

Thrivent Financial receives an investment management fee for the Mid Cap Growth Portfolio. The fee is a daily charge equal to the annual rate of a percentage of average daily net assets of the Portfolio. The advisory fee paid by the Mid Cap Growth Portfolio for 2002 as an annualized percentage of average net assets was ..40%.

PERSONAL SECURITIES INVESTMENTS

Personnel of Thrivent Financial may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions. Transactions in securities that may be held by the Portfolio are permitted, subject to compliance with applicable provisions under the code of ethics.

The Separate Accounts And The Retirement Plans

Shares in the Fund are currently sold, without sales charges, only to:

  Separate accounts of Thrivent Financial and Thrivent Life Insurance Company ("Thrivent Life"), which are used to fund benefits of variable life insurance and variable annuity contracts (each a "variable contract") issued by Thrivent Financial and Thrivent Life; and

  Retirement plans sponsored by Thrivent Financial.

A Prospectus for the variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the subaccounts that correspond to the Portfolios of the Fund. Participants in the retirement plans should consult retirement plan documents for information on how to invest.

As a result of differences in tax treatment and other considerations, a conflict could arise between the interests of the variable contract owners and the interest of plan participants with respect to their investments in the Fund. The Fund's Board of Directors will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action if any, should be taken in response to any such conflicts.

Pricing of Fund Shares

The Portfolio determines its net asset value ("NAV") on each day the New York Stock Exchange ("NYSE") is open for business, or any other day as required under the rules of the Securities and Exchange Commission. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The calculation normally is made as of the close of regular trading of the NYSE (currently 4:00 p.m. Eastern time) after the Portfolio has declared any applicable dividends. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the value of the Portfolio's investment in foreign securities changes on days when you are not able to purchase or redeem shares.

The Mid Cap Growth Portfolio determines its NAV by adding the value of Portfolio assets, subtracting the Portfolio's liabilities, and dividing the result by the number of outstanding shares. The NAV for the Portfolio varies with the value of its investments. The Portfolio values its securities using market quotations, other than short-term debt securities maturing in less than 60 days, which are valued using amortized costs, and securities for which market quotations are not readily available, which are valued at fair value.

The Fund has authorized Thrivent Financial and one or more other entities to accept orders from participants in the retirement plans. The separate accounts and the retirement plans each place an order to buy or sell shares of the Portfolio each business day. The amount of the order is based on the aggregate instructions from owners of the variable annuity contracts or the participants in the retirement plans. Orders placed before the close of the NYSE on a given day by the separate accounts, the retirement plans, or participants in the retirement plans result in share purchases and redemptions at the NAV calculated as of the close of the NYSE that day.

Tax Matters

Since you do not own shares of the Fund directly, any transaction relating to either your variable contract or retirement plan results in tax consequences at that level. Please refer to the tax discussion the in applicable account prospectus or your retirement plan documents for more information.

Under existing tax law, dividends or capital gains distributions from the Portfolio are not currently taxable to holders of variable annuity contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

Other Securities And Investment Practices

The principal investment strategies and risk factors of the Portfolio are outlined beginning on page B-3. The Portfolio may also invest in other securities and engage in other practices. Below are brief discussions of some of these securities, other practices in which the Portfolio may engage, and their associated risks.

Repurchase Agreements. The Portfolio may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Portfolio could lose money.

When-Issued Securities. The Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Zero Coupons. The Portfolio may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Portfolio that has purchased the security and the Portfolio is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Portfolio to liquidate securities at a disadvantageous time.

Industry Exposure. The Portfolio may invest up to (but not more than) 25% of its assets in the securities of a single industry. To the extent that the Portfolio invests in a particular industry, it will be exposed to the unique risks associated with that industry. As of the date of this Prospectus, the Portfolio did not hold securities of any company primarily engaged in the alcohol, gaming, or tobacco industries. The Portfolio is not prohibited from investing in these industries, however, and may hold such securities from time to time in the future.

Foreign Securities. The Portfolio may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. The Portfolio may use foreign currencies and related instruments to hedge its foreign investments.

Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International Exposure. The Portfolio may have some international exposure in its investments. Many U.S. companies in which the Portfolio may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

Emerging Markets Exposure. The Portfolio may have some emerging markets exposure. Emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Restricted And Illiquid Securities. The Portfolio may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the Portfolio's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Portfolio may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Portfolio) may have a subjective element.

Securities Lending. The Portfolio may seek additional income by lending securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Portfolio could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Portfolio could lose money.

Derivatives. The Portfolio may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. The Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. The Portfolio may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the Portfolio's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Portfolio. In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-Yield Bonds. The Portfolio may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's. To the extent that the Portfolio invests in high-yield bonds, it takes on certain risks:

  The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.

  Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Bonds. The value of any bonds held by the Portfolio is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Portfolio.

Short-Term Trading. The investment strategy for the Portfolio at times may include short-term trading. While the Portfolio ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase the Portfolio's transaction costs.

Initial Public Offering. The Portfolio may engage in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Portfolio's size is smaller, any gains from IPOs will have an exaggerated impact on the Portfolio's reported performance than when the Portfolio is larger. Attractive IPOs are often oversubscribed and may not be available to the Portfolio, or only in very limited quantities. There can be no assurance that a Portfolio will have favorable IPO investment opportunities.

Securities Ratings. When fixed-income securities are rated by one or more independent rating agencies, the Portfolio uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Portfolio's adviser. High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, the Portfolio may choose to follow the higher rating. If a bond is unrated, the Portfolio may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Portfolio will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive Investing. In response to market, economic, political, or other conditions, the Portfolio may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Portfolio does this, different factors could affect the Portfolio's performance and it may not achieve its investment objective.

Financial Highlights

The financial highlights table for the Portfolio is intended to help you understand the Portfolio's financial performance for the past five years or, if shorter, the period of the Portfolio's operations. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). All per share amounts have been rounded to the nearest cent. The returns do not reflect any charges that would normally occur at the separate account level. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Portfolio's financial statements, are included in the Annual Report for the fiscal year ended December 31, 2002, which is available upon request.

                                                                     Mid Cap Growth Portfolio
---------------------------------------------------- ---------------------------------------------------------
                                                        Year       Year       Year       Year       Period
                                                       Ended      Ended      Ended      Ended        Ended
For a share outstanding throughout each period (a)   12/31/2002 12/31/2001 12/31/2000 12/31/1999 12/31/1998(f)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $13.04     $17.59     $16.62     $11.13     $10.00

Income from Investment Operations:
Net investment income/(loss)                                 -       0.01       0.07       0.02       0.04
Net realized and unrealized gain/(loss) on
 investments (b)                                        (3.39)     (3.39)       2.24       5.49       1.13
Total from Investment Operations                        (3.39)     (3.38)       2.31       5.51       1.17

Less Distributions from:
Net investment income                                   (0.02)     (0.07)          -     (0.02)     (0.04)
Net realized gains on investments                            -     (1.10)     (1.34)          -          -
Total Distributions                                     (0.02)     (1.17)     (1.34)     (0.02)     (0.04)
Net Asset Value, End of period                           $9.63     $13.04     $17.59     $16.62     $11.13

Total return (c)                                      (26.09)%   (19.74)%     13.37%     49.64%     11.62%
Net assets, end of period (in millions)                 $348.8     $537.9     $588.6     $271.7      $95.7
Ratio of expenses to average net assets (d)              0.40%      0.40%      0.40%      0.40%      0.40%
Ratio of net investment income/(loss) to average
 net assets (d)                                        (0.06)%      0.12%      0.49%      0.26%      0.64%
Portfolio turnover rate                                    51%       121%       117%       148%       125%

If the adviser had not reimbursed expenses and the Portfolio had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d,e)            0.45%
Ratio of net investment loss to average net
 assets (d,e)                                           (0.11)%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Prior period ratios not calculated due to a contractual arrangement between the Portfolios and the Advisor to reimburse all expenses in excess of Advisory fees.
(f) Since Portfolio inception, January 30, 1998.

The Statement of Additional Information which is incorporated by reference into this Prospectus contains additional information about the Fund and its Portfolios. Additional information about the Portfolios' investments is available in the Fund's annual and semi-annual reports for variable products. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Portfolios during their last fiscal year. You may request a free copy of the Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-847-4836. You also may review and copy information about the Portfolios (including the Statement of Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may get more information about the Public Reference Room by calling 1-202-942-8090. You also may get information about the Portfolios on the EDGAR database at the SEC web site (www.sec.gov) and copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an e-mail to: publicinfo@sec.gov.

1940 Act File No. 811-4603

APPENDIX C

This page left intentionally blank.

APPENDIX D

Share Ownership Information
Opportunity Growth Portfolio

On the record date, the directors and officers of the Fund as a group owned beneficially (meaning they had the power to vote or direct the voting of) less than 1% of the outstanding shares of the Opportunity Growth Portfolio. To the best knowledge of the Opportunity Growth Portfolio, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the outstanding shares of the Portfolio.

Name and Address                                                                                % of
of Record Owner                                                        Shares Owned          Outstanding
----------------                                                       ------------          -----------
Thrivent Financial for Lutherans
625 Fourth Avenue South
Minneapolis, MN  55415

Thrivent Financial for Lutherans - AAL Variable Annuity Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent Financial for Lutherans - AAL Variable Annuity Account II
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent Financial for Lutherans - LB Variable Annuity Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent Financial for Lutherans - LB Variable Insurance Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent Financial for Lutherans - Thrivent Variable Annuity
Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent Financial for Lutherans - Thrivent Variable Life Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent Life Insurance Company - LBVIP Variable Annuity Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent Life Insurance Company - LBVIP Variable Insurance Account
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent Life Insurance Company - LBVIP Variable Insurance Account II
625 Fourth Avenue South
Minneapolis, MN 55415

APPENDIX E

Share Ownership Information
Mid Cap Growth Portfolio

On the record date, the directors and officers of the Fund as a group owned beneficially less than 1% of the outstanding shares of the Mid Cap Growth Portfolio. To the best knowledge of the Mid Cap Growth Portfolio, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the outstanding shares of the Mid Cap Portfolio.

Name and Address                                                                                % of
of Record Owner                                                        Shares Owned          Outstanding
----------------                                                       ------------          -----------
Thrivent Financial for Lutherans
625 Fourth Avenue South
Minneapolis, MN  55415

Thrivent Financial for Lutherans - AAL  Variable
Annuity Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent Financial for Lutherans - AAL Variable
Annuity Account II
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent Financial for Lutherans - LB Variable
Annuity Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent Financial for Lutherans - LB Variable
Insurance Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent Financial for Lutherans - Thrivent Variable
Annuity Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent Financial for Lutherans - Thrivent Variable
Life Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent Life Insurance Company - LBVIP Variable
Annuity Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent Life Insurance Company - LBIVP Variable
Insurance Account
625 Fourth Avenue South
Minneapolis, MN 55415

[Outside back cover of proxy and prospectus]

The following documents contain additional information about the Opportunity Growth Portfolio and are incorporated into this proxy statement and prospectus by reference. To obtain copies of the documents without charge write to the LB Series Fund, Inc. at 625 Fourth Avenue South, Minneapolis, MN 55415 or call 1-800-847-4836.

  The prospectus the Opportunity Growth Portfolio dated April 30, 2003, as supplemented.
  The Statement of Additional Information of the Opportunity Growth Portfolio dated April 30, 2003.
  Management's Discussion of Fund Performance and the Financial Highlights with respect to the Opportunity Growth Portfolio from the Annual Report for the Opportunity Growth Portfolio dated December 31, 2003.

The following documents contain additional information about the Mid Cap Growth Portfolio and are incorporated into this proxy statement and prospectus by reference.

  The prospectus of the Mid Cap Growth Portfolio dated April 30, 2003, as supplemented, accompanies this proxy statement and prospectus as Appendix B.
  The Statement of Additional Information of the Mid Cap Growth Portfolio dated April 30, 2003.
  Management's Discussion of Fund Performance and the Financial Highlights with respect to the Mid Cap Growth Portfolio from the Annual Report for the Mid Cap Growth Portfolio dated December 31, 2003 accompanies this proxy statement and prospectus as Appendix C.
  The Statement of Additional Information relating to this proxy statement and prospectus dated March 3, 2004.

To obtain copies of the above documents, without charge, write to LB Series Fund, Inc. at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call 1-800-847-4836.

The above documents relating to the Opportunity Growth Portfolio and the Mid Cap Growth Portfolio have been filed with the Securities and Exchange Commission (the "SEC"), and you may obtain copies by accessing the SEC's Web site at http://www.sec.gov. For a prescribed fee, you may obtain copies of these documents by sending an email request to publicinfo@sec.gov or writing to the Public Reference Room, U.S. Securities and Exchange Commission, 450 5th Street, NW, Room 1300, Washington, D.C. 20549.

1940 Act File No. 811-4603

STATEMENT OF ADDITIONAL INFORMATION

MARCH 3, 2004

ACQUISITION OF THE ASSETS OF
OPPORTUNITY GROWTH PORTFOLIO
Series of
LB SERIES FUND, INC.
625 Fourth Avenue South
Minneapolis, Minnesota 55415
1-800-847-4836

BY AND IN EXCHANGE FOR ASSETS OF
MID CAP GROWTH PORTFOLIO

Series of
LB SERIES FUND, INC.
625 Fourth Avenue South
Minneapolis, Minnesota 55415
1-800-847-4836

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement and Prospectus dated March 3, 2004 for the Special Meeting of Shareholders to be held on April 7, 2004. The Proxy Statement and Prospectus describes the proposed Plan of Reorganization between the Opportunity Growth Portfolio and the Mid Cap Growth Portfolio (each a "Portfolio" and collectively the "Portfolios"), each a series of LB Series Fund, Inc., which provides that shares of the Opportunity Growth Portfolio will be exchanged for shares of the Mid Cap Growth Portfolio.

Copies of the Proxy Statement and Prospectus may be obtained at no charge by writing to LB Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or by calling 1-800-847-4836. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement and Prospectus.

This Statement of Additional Information consists of this cover page and the following documents:

  The Statement of Additional Information dated April 30, 2003 of LB Series Fund, Inc., included in Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of LB Series Fund, Inc. previously filed via EDGAR on April 28, 2003 (SEC File No. 033-03677), and incorporated by reference herein.

  The audited financial statements of the Opportunity Growth Portfolio and Mid Cap Growth Portfolio included in the Annual Report of LB Series Fund, Inc. for the fiscal year ended December 31, 2003, previously filed via EDGAR on Form N-CSR on February __, 2004 (SEC file No. 811-04603), and incorporated by reference herein.

  The pro forma financial statements of the Mid Cap Growth Portfolio giving effect to the proposed reorganization.

PART C - OTHER INFORMATION

Item 15. Indemnification.

Reference is hereby made to Section 4.01 of Registrant's First Amended and Restated Bylaws, included as an exhibit to this Registration Statement, and incorporated by reference herein, which mandates indemnification by Registrant of its directors, officers and certain others under certain conditions. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant and its officers, employees, and agents are insured under the fidelity bond required by Rule 17g-1 of the Investment Company Act of 1940.

Item 16. Exhibits.

(1)(a)     Articles of Incorporation  (b)

(1)(b)     Amendment to Articles of Incorporation increasing authorized shares*

(2)        Bylaws  (e)

(3)        Not applicable

(4)        Form of Plan of Reorganization  (a)

(5)        See (1) above

(6)(a)     Investment Advisory Agreement (f)

(6)(b)     Amendment No 1 to Investment Advisory Agreement *

(7)        Not applicable

(8)        Not applicable

(9)(a)     Custodian Contract between the Registrant and State Street Bank and Trust Company (b)

(9)(b)     Amendment to Custodian Contract dated February 1, 1989 (c)

(9)(c)     Amendment to Custodian Contract dated January 11, 1990  (c)

(9)(d)     Restated Amendment to Custodian Contract dated October 6, 2000 (d)

(10)       Not applicable

(11)       Opinion and consent of counsel as to the legality of the securities being registered *

(12)       Form of Opinion and consent of counsel as to tax matters and consequences to shareholders **

(13)       Not applicable

(14)       Consent of Independent Accountants**

(15)       Not applicable

(16)       Powers of Attorney for Herbert F. Eggerding, Jr., Noel K. Estenson, John O. Gilbert, Jodi L. Harpstead, Connie M. Levi,
           Charles D. Gariboldi and Pamela J. Moret*

(17)       Form of Voting Instruction Form*

 *         Filed herewith
 **        To be filed by subsequent amendment

(a)    Included as Appendix A of the proxy statement and prospectus included in Part A of this registration statement on Form N-14.

(b)    Incorporated by reference from Post-effective Amendment No. 22 to the registration statement of Thrivent Series Fund, Inc., file no. 033-03677, filed April 27, 1998.

(c)    Incorporated by reference from Post-effective Amendment No. 14 to the registration statement of Thrivent Series Fund, Inc., file no. 033-03677, filed November 1, 1995.

(d)     Incorporated by reference from the Post-effective Amendment No. 25 to the registration statement of Thrivent Series Fund, Inc., file no. 033-03677, filed April 20, 2001.

(e)     Incorporated by reference from Post-effective Amendment No. 29 to the registration statement of Thrivent Series Fund, Inc., file no. 033-03677, filed November 14, 2003.

(f)     Incorporated by reference from Post-effective Amendment No. 27 to the registration statement of Thrivent Series Fund, Inc., file no. 033-03677, filed April 30, 2002.

Item 17. Undertakings.

(1)    The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)    The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)    The undersigned Registrant hereby undertakes to file, by subsequent amendment to this Registration Statement on Form N-14, an opinion of tax counsel supporting the tax consequences of the Reorganizations within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the city of Minneapolis, and the State of Minnesota on the 14th day of January, 2004.

                                                                                   LB SERIES FUND, INC.

                                                                                   By: /s/ John C. Bjork
                                                                                   ---------------------------------------------
                                                                                       John C. Bjork, Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                                     Title
---------                                                     -----

*                                                             President
--------------------------------------
Pamela J. Moret

*                                                             Treasurer and Principal Accounting Officer
--------------------------------------
Charles D. Gariboldi

*                                                             Director
--------------------------------------
John O. Gilbert

*                                                             Director
--------------------------------------
Herbert F. Eggerding, Jr.

*                                                             Director
--------------------------------------
Noel K. Estenson

*                                                             Director
--------------------------------------
Jodi L. Harpstead

*                                                             Director
--------------------------------------
Connie M. Levi

*   John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of LB Series Fund, Inc. pursuant to a power of attorney duly executed by such persons.

Dated:  January 14, 2004                                  *By: /s/ John C. Bjork
                                                               ------------------------------------------

Exhibit Index

EX-99.1    Amendment to Articles of Incorporation

EX-99.6(b)   Amendment No. 1 to Investment Advisory Agreement

EX-99.11    Opinion and consent of counsel as to the legality of the securities being registered

EX-99.16    Powers of Attorney

EX-99.17    Form of Voting Instruction Form